COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	$ 248
Purchase obligations	660
Program rights	3,613
Total commitments	4,521
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	95
Purchase obligations	312
Program rights	620
Total commitments	1,027
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	108
Purchase obligations	215
Program rights	1,111
Total commitments	1,434
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	45
Purchase obligations	92
Program rights	1,052
Total commitments	1,189
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	0
Purchase obligations	41
Program rights	830
Total commitments	$ 871